Annual Total Returns - FidelitySAIRealEstateIndexFund-PRO - FidelitySAIRealEstateIndexFund-PRO - Fidelity SAI Real Estate Index Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2016
Fidelity SAI Real Estate Index Fund
Bar Chart Table:
Annual Return 2017	3.73%
Annual Return 2018	(4.18%)
Annual Return 2019	23.06%
Annual Return 2020	(11.10%)
Annual Return 2021	40.62%